RELATED PARTY TRANSACTIONS - Disclosure of information about key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Salary or Fees	$ 1,239	$ 4,640
Share-based Payments	850	818
Key management personnel compensation	2,089	5,458
Management [Member]
Disclosure of transactions between related parties [line items]
Salary or Fees	650	2,693
Share-based Payments	568	571
Key management personnel compensation	1,218	3,264
Outside directors [Member]
Disclosure of transactions between related parties [line items]
Salary or Fees	152	1,513
Share-based Payments	282	247
Key management personnel compensation	434	1,760
Seabord Services Corp. [Member]
Disclosure of transactions between related parties [line items]
Salary or Fees	437	434
Share-based Payments	0	0
Key management personnel compensation	$ 437	$ 434